Cover Page	12 Months Ended
Jan. 31, 2025 shares
Document Information [Line Items]
Document Type	40-F
Amendment Flag	false
Document Period End Date	Jan. 31, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Document Registration Statement	false
Document Annual Report	true
Entity File Number	001-38648
Trading Symbol	DOOO
Entity Registrant Name	BRP Inc.
Entity Central Index Key	0001748797
Current Fiscal Year End Date	--01-31
Entity Current Reporting Status	Yes
Entity Emerging Growth Company	false
Entity Interactive Data Current	Yes
Title of 12(b) Security	Subordinate Voting Shares
Security Exchange Name	NASDAQ
ICFR Auditor Attestation Flag	true
Entity Incorporation, State or Country Code	A8
Entity Address, Address Line One	726 Saint-Joseph Street
Entity Address, City or Town	Valcourt
Entity Address, State or Province	QC
Entity Address, Country	CA
Entity Address, Postal Zip Code	J0E 2L0
City Area Code	450
Local Phone Number	532-6154
Annual Information Form	true
Audited Annual Financial Statements	true
Auditor Name	Deloitte LLP
Auditor Firm ID	1208
Auditor Location	Montreal, Canada
Document Financial Statement Error Correction [Flag]	false
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	BRP US Inc.
Entity Address, Address Line One	10101 Science Drive
Entity Address, City or Town	Sturtevant
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	53177
City Area Code	262
Local Phone Number	884-5000
Subordinate voting shares [member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	34,512,399
Multiple voting shares [member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	38,519,358